               Aetna Immediate Annuity Prospectus - May 3, 1999
--------------------------------------------------------------------------------

The Funds

Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna Index Plus Large Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Fidelity VIP High Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio

Oppenheimer Aggressive Growth Fund
Oppenheimer Growth and Income Fund

Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

The Contract. The contract described in this prospectus is a fixed and variable, group or individual, immediate annuity contract issued by Aetna Life Insurance and Annuity Company (the Company, we, us). It is available as a non qualified contract, or as a qualified contract for use with a traditional individual retirement annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code) or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans.



Why Reading this Prospectus is Important. This prospectus contains facts about the contract and its investment options that you should know before investing. The information will help you determine if the contract is right for you. If you do invest in the contract, retain this document for future reference.

Table of Contents . . . page 3

Contract Design. The contract is designed to:

>Provide income payments for a specified period or for life

>Offer a variety of variable investment options and a fixed interest option to fund income payments

>Provide the option to have a death benefit available for a designated beneficiary

Investment Options. When you purchase the contract, your purchase payment, less any premium tax, will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed. Certain options may be unavailable through your contract, your plan or in your state.

Variable Income Payments. If you select variable income payments, the amount of your payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Subaccount performance will vary depending on the performance of the underlying fund. You do not invest directly in or hold shares of the funds.

The funds in which the subaccounts invest have various risks. For information about risks of investing in the funds see "Investment Options" in this prospectus and each fund prospectus. Retain the fund prospectuses for future reference.

Fixed Income Payments. If you select fixed payments, your purchase payment, less any premium tax, will be applied to the fixed dollar option and your payment amount will not vary. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed dollar option in Appendix I of this prospectus.

Getting Additional Information. You may obtain the May 3, 1999, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or by calling us at 1-800-238-6273. You may also obtain

--------------------------------------------------------------------------------

an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities Exchange Commission (SEC) web site, http://www.sec.gov. The SAI table of contents is listed on page 31 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale.

                          TABLE OF CONTENTS



 Contract Overview ...........................  4
 Contract Design
 Who's Who
 Contract Rights
 The Contract and Retirement Plans
 Contract Facts
 Questions: Contacting the Company
 Sending Requests in Good Order

Fee Table ....................................  6
Condensed Financial Information .............. 10
Purchase ..................................... 10
Right to Cancel .............................. 11
Income Payments .............................. 11
Calculating Variable Income Payments ......... 14
Investment Options ........................... 15
Fees ......................................... 17
Death Benefit ................................ 20
Withdrawals .................................. 21
Taxation ..................................... 22
Other Topics ................................. 27

The Company -- Variable Annuity Account B -- Performance Reporting --
Distribution -- Transfer of Ownership -- Payment Delay or Suspension -- Voting
Rights -- Contract Modification -- Legal Matters and Proceedings -- Financial
Statements -- Year 2000 Readiness


Contents of Statement of Additional Information ......... 31
Appendix I Fixed Dollar Option .......................... 32
Appendix II Description of Underlying Funds ............. 35
Appendix III Condensed Financial Information ............ 48

[sidebar]

Questions: Contacting the Company. To answer your questions, contact your local representative or write or call our Home Office:

Aetna Life Insurance and Annuity Company
Attention: ARS Settlements
151 Farmington Avenue
Hartford, CT 06156
1-800-238-6273


Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or write or call us to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.
[end sidebar]

Contract Overview
--------------------------------------------------------------------------------


The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.


                                Contract Design

The contract is designed for individuals who would like regular income payments from an annuity contract.


                                   Who's Who


Contract Holder (you): The person to whom we issue an individually owned contract or the participant under a group contract.

Participant: The individual who participates in a group contract, generally in connection with a retirement plan.


The Company (we, us): Aetna Life Insurance and Annuity Company. We issue the contract.


                                Contract Rights


Contract holders hold the rights under the contract. Generally, the contract holder is either an individual to whom we issue an individual contract or a participant under a group contract. For contracts issued in connection with 457 plans, the plan sponsor is the contract holder and holds the rights under the contract. Section 457 plan sponsors may allow their participants to exercise certain limited contract rights. For example, the section 457 plan sponsor has the right to make investment selections, but may permit their individual participants to exercise that right.



                       The Contract and Retirement Plans

We may offer this contract to employees or other individuals in connection with a retirement plan.

Plan Type. We refer to a retirement plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under Tax Code section 457. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.


                                 Contract Facts


Income Payment Options. You may select from a number of features for your payments including: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, variable or fixed payments, and more. Some features require payment of additional fees. See "Income Payments."

Free look/Right to Cancel. You may cancel the contract no later than ten days after receipt of the contract; some states allow more than ten days. Participants in 403(b) plans and some 401 plans may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract. See "Right to Cancel."


Death Benefit. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See "Death Benefit."

Withdrawals. Some payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See "Withdrawals."

Fees. Certain fees associated with the contract will reduce income payments. See "Fee Table" and "Fees."

Taxation. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See "Taxation."

[sidebar]
In This Section:

>Maximum Transaction Fees

>Maximum Fees Deducted from the Subaccounts

>Fund Fees

>Examples of Fee Deductions

Also see "Fees" for:

>Early Withdrawal Charge Schedules

>How, When and Why Fees are Deducted

>Reduction or Elimination of Certain Fees

>Premium and Other Taxes
[end sidebar]

Fee Table
--------------------------------------------------------------------------------

Following is an overview of fees associated with the contract that may affect the amount of variable income payments. For fees applicable to fixed income payments, see Appendix I. Any applicable premium taxes are not reflected below. See "Fees" for additional information.


Transaction Fees

Early Withdrawal Charge. Withdrawals of all or a portion of the present value of remaining guaranteed payments may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. The charge will never be more than 8.5% of your total payment to the contract. See "Withdrawals." For additional information.



                   Maximum Early Withdrawal Charge Schedule




          Number of Years from
        Contract Effective Date*           Early Withdrawal Charge
---------------------------------------   ------------------------
  Fewer than 1                                       7%
  1 or more but fewer than 2                         6%
  2 or more but fewer than 3                         5%
  3 or more but fewer than 4                         4%
  4 or more but fewer than 5                         3%
  5 or more but fewer than 6                         2%
  6 or more but fewer than 7                         1%
  7 or more                                          0%



*For participants under a group contract, use "Number of Years from Certificate Effective Date."



Fees Deducted from the Subaccounts
(Daily deductions equal to the given percentage on an annual basis.)

For Contracts Without the Guaranteed Minimum Income Feature:

 Mortality and Expense Risk Charge....................................1.25%

 Administrative Expense Charge........................................0.00%(1)

 Total Separate Account Expenses......................................1.25%


For Contracts With the Guaranteed Minimum Income Feature:

 Mortality and Expense Risk Charge....................................1.25%

 Administrative Expense Charge........................................0.00%(1)

 Guaranteed Minimum Income Charge.....................................1.00%

 Total Separate Account Expenses......................................2.25%


(1) We currently do not impose an administrative expense charge. We reserve, however, the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting a fund, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted directly from your income payments. When a subaccount purchases shares of a fund, the fees are reflected in that purchase price, so income payments based on investments in that subaccount will be impacted indirectly by the fund fees. The following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1998, unless otherwise noted.



                                                                      Investment
                                                                   Advisory Fees(1)      Other Expenses
                                                                    (before expense     (before expense       Total Fund
                                                                    reimbursement)       reimbursement)     Annual Expenses
                                                                  ------------------   -----------------   ----------------
Aetna Ascent VP (2)
Aetna Balanced VP, Inc. (2)
Aetna Bond VP (2)
Aetna Crossroads VP (2)
Aetna Growth VP (2)
Aetna Growth and Income VP (2)
Aetna Index Plus Large Cap VP (2)
Aetna International VP (2)
Aetna Legacy VP (2)
Aetna Money Market VP (2)
Aetna Real Estate Securities VP (2)
Aetna Small Company VP (2)
AIM V.I. Capital Appreciation Fund (2)
AIM V.I. Growth Fund (2)
AIM V.I. Growth and Income Fund (2)
AIM V.I. Value Fund (2)
Fidelity VIP High Income Portfolio (2)
Janus Aspen Growth Portfolio (2)
Janus Aspen Worldwide Growth Portfolio (2)
Oppenheimer Aggressive Growth Fund (2)
Oppenheimer Growth and Income Fund (2)
Oppenheimer Strategic Bond Fund (2)
Portfolio Partners MFS Emerging Equities Portfolio (2)
Portfolio Partners MFS Value Equity Portfolio (2)
Portfolio Partners Scudder International Growth Portfolio (2)
Portfolio Partners T. Rowe Price Growth Equity Portfolio (2)


(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable investment options under the contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.


(2)   [Footnote text, as applicable, to be added by 485(b) amendment.]

Hypothetical Examples--For Contracts Without the Guaranteed Minimum Income
Feature

Fees You May Incur Over Time. The following hypothetical examples show the fees that you would pay if you invested $1000 in a subaccount, assuming the subaccount earned a 5% annual return. For the purposes of these examples, the calculations assume you have selected the "nonlifetime-guaranteed payments" payment option for a 15 year period, with a 3.5% assumed annual net return rate.

> These examples are purely hypothetical
> They should not be considered a
  representation of past or future fees or expected returns
> Actual expenses and/or returns may be
  more or less than those shown in these
  examples



                                                      EXAMPLE A                                        EXAMPLE B
                                       ---------------------------------------           --------------------------------------
                                       If you withdraw your remaining                    If you do not withdraw your remaining
                                       guaranteed payments at the end of the             guaranteed payments, you would have
                                       periods shown, you would have paid the            paid the following fees at the end of the
                                       following fees, including any applicable          periods shown (no early withdrawal
                                       early withdrawal charge:                          charge is reflected):
                                       1 Year   3 Years   5 Years   10 Years             1 Year   3 Years   5 Years   10 Years
                                       -------- --------- --------- ----------           -------- --------- --------- ---------
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Growth and Income VP
Aetna Index Plus Large Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Fidelity VIP High Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Oppenheimer Aggressive Growth Fund
Oppenheimer Growth and Income Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth
 Portfolio
Portfolio Partners T. Rowe Price Growth Equity
 Portfolio

Hypothetical Examples--For Contracts With the Guaranteed Minimum Income Feature

Fees You May Incur Over Time. The following hypothetical examples show the fees that you would pay if you invested $1000 in a subaccount, assuming the subaccount earned a 5% annual return. For the purposes of these examples, the calculations assume you have selected the "life income--guaranteed payments" payment option with payments guaranteed for 15 years, and a 3.5% assumed annual net return rate.

> These examples are purely hypothetical
> They should not be considered a
  representation of past or future fees or expected returns
> Actual expenses and/or returns may be
  more or less than those shown in these
  examples




                                                EXAMPLE A                                  EXAMPLE B
                                 ---------------------------------------     --------------------------------------
                                 If you withdraw your remaining              If you do not withdraw your
                                 guaranteed payments at the end of           remaining guaranteed payments you
                                 the periods shown, you would have           would have paid the following fees at
                                 paid the following fees, including any      the end of the periods shown (no
                                 applicable early withdrawal charge:         early withdrawal charge is reflected):
                                 1 Year   3 Years   5 Years   10 Years       1 Year   3 Years   5 Years   10 Years
                                 -------- --------- --------- ----------     -------- --------- --------- ---------
 Aetna Index Plus Large Cap VP   Not Applicable. Withdrawals are
                                 not allowed if you elect the
                                 guaranteed minimum income
                                 feature.

Condensed Financial Information
--------------------------------------------------------------------------------

Understanding Condensed Financial Information. In Appendix III of this prospectus, we provide condensed financial information about the Variable Annuity Account B subaccounts available under the contract. This information shows the values of the subaccounts at the end of each year from the time purchase payments were first received in the subaccounts under the contracts described in this prospectus.


Purchase
--------------------------------------------------------------------------------

Contracts Available for Purchase. The contract is designed for persons who would like to receive regular income payments from an annuity contract. It is available to be purchased as a non qualified contract or as a qualified contract for use with a traditional IRA under section 408(b) of the Tax Code or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual contract to natural persons.


ERISA Notification. We must be notified by the employer or plan trustee if the contract is offered in connection with a 403(b) or 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.


How to Purchase. To purchase a contract, send to us at least the minimum purchase payment amount and the required application or enrollment forms.


Purchase Payment Amount. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the minimum required payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.


Acceptance or Rejection. We must accept or reject an application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five business days pending completion. In all cases, we may hold payments for longer periods with the permission of the contract holder and if we deposit the payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any payments.



Age Requirements. The maximum issue age is between 85 and 90, depending upon the income payment option selected. We reserve the right to modify the maximum issue age.



Allocation of Your Purchase Payment to the Investment Options. We will allocate your purchase payment, less any applicable premium taxes, among the investment options you select. You may select up to four of the available variable investment options at any one time. You may also select the fixed dollar option and allocate all or a portion of your payment to the general account. See "Investment Options." Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials, will be invested as of the day we do accept them.

Right to Cancel
--------------------------------------------------------------------------------

When and How to Cancel. You may cancel the contract by returning it, or the document showing your participation under a group contract, to the Company along with written notice of your intent to cancel. In most states, you have ten days from receipt to exercise this "free look" right; some states allow you longer. For contracts issued in connection with 457 plans, the contract holder may follow these procedures on behalf of the participant.



Refunds. On the day we receive the request for cancellation in good order, we will calculate your contract value. Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment.





Income Payments

--------------------------------------------------------------------------------
Under the contract, we will make regular income payments to you or to a payee you designate in writing.


Initiating Payments. To initiate income payments, you must make the following selections on your application or enrollment form:

o Income payment start date
o Payment frequency (i.e., monthly, quarterly, semi-annually or annually)

o Payment option and any special withdrawal rights or guaranteed minimum income features (described in this section and Appendix I)

o Variable and/or fixed payments
o The subaccounts to allocate your purchase payment among (only if you select variable payments)
o An assumed annual net return rate (only if you select variable payments, see below)

Your investment adviser can help you consider what selections may be appropriate for your financial goals. Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed.


What Affects Income Payment Amounts? Some of the factors that may affect your payment amounts include: your age, your gender, the amount of your purchase payment, the payment option selected, the number of guaranteed payments (if any), whether variable or fixed payments are selected, and, for variable payments, the assumed annual net return rate selected.

Payment Options

The following chart explains the payment options and their accompanying death benefits and rights to withdrawal. Also see "Death Benefit," "Withdrawals," and Appendix I for additional detail. We may offer additional payment options under the contract from time to time.


Terms to understand:

Annuitant(s): The person(s) whose life or life expectancy(ies) determines the amount or continuation of lifetime income payments or whose death results in payment of death benefits.

Beneficiary: The person(s) designated to receive death benefit proceeds payable under the contract.



                            Lifetime Payment Options
                  Length of Payments: For as long as the annuitant lives. It is possible that no payment will be made should the annuitant die prior to the first payment's due date.
 Life Income      Death Benefit--None: All payments end upon the annuitant's death.
                  Right to Withdraw: None.

                  Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 through 30 years (or other periods we may make available at the time you select this option).
 Life Income--    Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Guaranteed       guaranteed payments, payments will continue to the beneficiary.
 Payments         Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").

                  Length of Payments: For as long as either annuitant lives. It is possible that no payment will be made should both the annuitant and joint annuitant die before the first payment's due date.
                  Continuing Payments--When you select this option you will also choose either:
                  (a) Full or reduced payments to continue to the surviving annuitant after the first annuitant's
 Life Income--        death; or
 Two Lives        (b) 100% of the payment will continue to the annuitant on the joint annuitant's death, and a reduced payment will continue to the joint annuitant on the annuitant's death.
                  In either case, payments cease upon the death of the surviving annuitant.
                  Right to Withdraw: None.

                  Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 through 30 years (or other periods we may make available at the time you select this option.)
 Life Income--    Continuing Payments--100% of the payment will continue to the surviving annuitant after the
 Two Lives--      first annuitant's death.
 Guaranteed       Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Payments         payments have all been paid, payments will continue to the beneficiary.
                  Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").



                           Nonlifetime Payment Option
                               Length of Payments: Payments will continue for your choice of 5 through 30 years (or other periods we may make available at the time you select this option.)
                               Death Benefit -- Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, payment will continue to the beneficiary.
 Nonlifetime--                 Right to Withdraw:
 Guaranteed
 Payments                      (a) If you are receiving variable income payments--you may withdraw all or a portion of any remaining guaranteed payments at any time.
                               (b) If you are receiving fixed income payments--at the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").




Guaranteed Minimum Income Feature
(Subject to state approval.)

If you elect this feature, we guarantee that your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.

This feature requires that you select:
o A lifetime payment option
o 100% variable payments
o Aetna Index Plus Large Cap VP as the only subaccount into which your purchase payment is allocated
o 3.5% assumed annual net return rate

In addition to other contract charges, a guaranteed minimum income charge will apply. See "Fees." There is no right to withdraw and no right to transfer if you select this option.


Estimated Initial Payment Amount. If you elect this feature, on the date we issue your contract we estimate the amount of your initial payment. Your guaranteed minimum payment amount will equal 90% of this estimated amount.

Assumed Annual Net Return Rate. If you select variable payments, you will also select an assumed annual net return rate of either 5% or 3.5%.

If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after fees are deducted. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending on the investment performance of the subaccounts you selected.

For more information about selecting an assumed annual net return rate, request a copy of the Statement of Additional Information by calling the Company. See "Contract Overview--Questions."


Payment Due Dates. You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternate first payment date may be elected subject to our approval and in compliance with IRS regulations.



Delay of Start Date. The contract is designed to be viewed as an immediate annuity contract under the Tax Code, however, you may elect to delay your payment start date for up to 12 months following purchase of the contract. See "Taxation" for rules applicable where death occurs before the annuity starting date under a non qualified annuity. Consult a tax adviser before electing a delay.



Minimum Payment Amounts. For all payment options, the initial income payment must be at least $50 per month, or a total of $250 per year for payments of any other frequency.


Taxation. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the minimum distribution requirements of Tax Code section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contracts see "Taxation."




Calculating Variable Income Payments
--------------------------------------------------------------------------------

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold, by an annuity unit value (AUV) for each unit.

Annuity Units. When you select variable income payments, your payment purchases annuity units of the Variable Annuity Account B subaccounts dedicated to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested. Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may reduce the number of units, including transfers among subaccounts, withdrawals, or death of an annuitant and reduction of payment to a surviving annuitant.



Annuity Unit Value (AUV). The value of each annuity unit in a subaccount is called the annuity unit value or AUV. As stated above, the value of annuity units varies daily in relation to the underlying fund's investment performance. The value also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative charge (if any) and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in "Fees."



Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate. The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3.5% or 5% as you selected.

                 Current AUV = Prior AUV x Net Return Factor x
                     Assumed Annual Net Return Rate Factor


Net Return Factor. The net return factor for a subaccount between two consecutive valuations equals the sum of 1.000000 plus the net return rate.

The net return rate is computed according to a formula that is equivalent to the following:

>The net assets of the fund held by the subaccount as of the current valuation;
 minus

>The net assets of the fund held by the subaccount at the preceding valuation;
 plus or minus


>Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by


>The total value of the subaccount's units at the preceding valuation; minus

>A daily deduction for the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). See "Fees."

The net return rate may be either positive or negative.




Investment Options
--------------------------------------------------------------------------------

When you purchase the contract, your purchase payment, less any premium tax, will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

Variable Income Payments. If you select variable income payments, the amount of your payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund
(fund). Subaccount performance will vary depending on the performance of the underlying fund. You do not invest directly in or hold shares of the funds.

>Fund Descriptions. For descriptions of the funds that the subaccounts invest in, see Appendix II and each fund prospectus.


Fixed Income Payments. If you select fixed payments, your purchase payment, less any premium tax, will be applied to the fixed dollar option and your payment amount will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in Appendix I.


Number of Options You May Select. You may select up to four subaccounts and/or the fixed dollar option at any one time.

Selecting Investment Options

o Choose options appropriate for you. Your investment advisor can help you evaluate which investment options may be appropriate for your financial goals.
o Understand the risks associated with the options you choose. Some funds are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
o Be informed. Read the fund prospectuses and the fixed dollar option Appendix I in this prospectus.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). "Shared funding" occurs when shares of a fund, which our subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. "Mixed funding" occurs when shares of a fund, which our subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>Shared--bought by more than one company

>Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.


Investment Option Availability. Some funds may be unavailable through your contract, a plan or in your state. At times, we may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements.

We may disallow investment in a fund if fund shares are unavailable to the separate account or if we judge that further investments in such shares should become inappropriate for the contract. In addition, we may substitute shares of another fund for shares already acquired. We reserve the right to do so without a proxy vote.



Rejection of Investments by a Fund. Orders for the purchase of fund shares may be subject to acceptance or rejection by the fund. We reserve the right to reject any allocation of your payments to a subaccount if the subaccount's investment in its corresponding fund is rejected or not accepted by the fund for any reason.



Transfers Among Variable Investment Options. You may make transfers among the subaccounts after the contract is issued by calling or writing to our Home Office. The Company reserves the right to limit such transfers to twelve in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option.

[sidebar]
Types of Fees

There are three types of fees associated with the contract that may affect the amount of your variable income payments. For fees applicable to fixed payments see fixed dollar option Appendix I.

> Transaction Fee
  o Early Withdrawal Charge
> Fees Deducted from the Subaccounts
  o Mortality and Expense
    Risk Charge
  o Administrative Expense
    Charge

  o Guaranteed Minimum
    Income Charge


> Fees Deducted by the Funds
  o Investment Advisory Fees
  o Other Expenses


Fees
--------------------------------------------------------------------------------

The following repeats and adds to information provided under "Fee Table." Please review both sections for information on fees.


Reduction or Elimination of Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:


> The size and type of group of individuals to whom the contract is offered


> The type and frequency of administrative and sales services to be provided


> Whether there is a prior or existing relationship with the Company such as being an employee of the Company or one of its affiliates; receiving distributions or making internal transfers from other contracts issued by the Company or an affiliate; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge or mortality and expense risk charge will not be unfairly discriminatory against any person.


Transaction Fee

Early Withdrawal Charge

Withdrawals of all or a portion of the present value of remaining guaranteed payments may be subject to a charge. Not all contracts permit withdrawals. (See "Withdrawals.")

Amount: The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. The charge will never be more than 8.5% of your purchase payment to the contract.

Early Withdrawal Charge Schedules

Schedule A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.




                            Schedule A
          Number of Years from
        Contract Effective Date*           Early Withdrawal Charge
---------------------------------------   ------------------------
  Fewer than 1**                                     7%
  1 or more but fewer than 2                         6%
  2 or more but fewer than 3                         5%
  3 or more but fewer than 4                         4%
  4 or more but fewer than 5                         3%
  5 or more but fewer than 6                         2%
  6 or more but fewer than 7                         1%
  7 or more                                          0%



Schedule B: Schedule B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.




                            Schedule B
          Number of Years from
        Contract Effective Date*            Early Withdrawal Charge
----------------------------------------   ------------------------
  Fewer than 1**                                      5%
  1 or more, but fewer than 2                         5%
  2 or more, but fewer than 3                         4%
  3 or more, but fewer than 4                         4%
  4 or more, but fewer than 5                         3%
  5 or more, but fewer than 6                         2%
  6 or more, but fewer than 7                         1%
  7 or more                                           0%



*For participants under a group contract, use "Number of Years from Certificate Effective Date."
**Certain contracts do not allow withdrawals during the first contract year.



When/How: At the time of withdrawal we deduct this from the amount withdrawn.


Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract.


Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount: 1.25% annually of values invested in the subaccounts.

When/How: We deduct this fee daily from the subaccounts corresponding to the funds you select.

Purpose: This fee compensates us for the mortality and expense risks we assume under the contracts.

> The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Administrative Expense Charge

Maximum Amount: We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.


When/How: If imposed, we deduct this fee daily from the subaccounts corresponding to the funds you select.


Purpose: This fee helps defray our administrative expenses. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.



Guaranteed Minimum Income Charge

This is assessed only if you select the guaranteed minimum income feature.

Maximum Amount: 1.00% annually of values invested in the subaccounts.


When/How: We deduct this fee daily from the subaccounts corresponding to the funds you select.


Purpose: This includes compensating us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see "Mortality and Expense Risk Charge--Purpose" in this section.



Fund Expenses

Investment Advisory Fees and Other Expenses

Maximum Amount: Each fund's advisory fees and expenses are different. They are set forth in the "Fees Deducted by the Funds" table (see "Fee Table") and are described in more detail in each fund's prospectus.


When/How: The fund fees are reflected in the daily value of fund shares. These values affect the daily value of the subaccounts.


Purpose: These expenses help to pay the fund's investment advisor and operating expenses.


Other Expenses

Premium and Other Taxes

Maximum Amount: 4% or less, depending on the jurisdiction.

When/How: We reserve the right to deduct premium taxes from your purchase payment on the contract effective date. Under certain circumstances, we reserve the right not to deduct premium taxes where the purchase payment is provided through an internal transfer from an annuity or other contract issued by us (or one of our affiliates) under which we previously deducted a premium tax.

Death Benefit
--------------------------------------------------------------------------------

The following describes the death benefit applicable to variable income payments. These are also outlined in the "Income Phase--Payment Option" table. For information on the death benefit applicable to the fixed dollar option, refer to Appendix I.

Payment of Death Benefit. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following payment options:

1. Life Income -- Guaranteed Payments
2. Life Income -- Two Lives- Guaranteed Payments
3. Nonlifetime -- Guaranteed Payments


Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules where you have elected to delay your payment start date under a non qualified annuity and you die before the annuity starting date. Under payment options 1 and 2 above, a lump-sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump-sum payment of the present value of any death benefit may be requested at any time. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of request in good order.



Calculation of Lump-Sum Payment of the Death Benefit. The value of the lump-sum payment of the death benefit will equal the present value of any remaining guaranteed payments, calculated using the assumed annual net return rate stated in your contract. We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after date of death.


Who Receives Death Benefit Proceeds? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file at our Home Office as of the date of death.


Changes in Beneficiary Designations. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to the Company in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by the Company. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

Withdrawals
--------------------------------------------------------------------------------
Withdrawals of Variable Payments

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either:



>A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year. (Subject to state approval.)


>The nonlifetime payment option.


Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50. If you select the guaranteed minimum income feature, you may not make any withdrawals.



Withdrawals of Fixed Payments

(For additional detail see Appendix I--Fixed Dollar Option)

You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either:


> A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year. (Subject to state approval.)


> The nonlifetime payment option and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.


Amount Available for Withdrawal

Variable Income Payments. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the assumed annual net return rate stated in your contract. Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Home Office.


Fixed Income Payments. See fixed dollar option Appendix I for details regarding withdrawals of fixed payments.


Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge as described in "Fees--Early Withdrawal Charge."


Reduction of Remaining Payments

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

[sidebar]
In This Section:

> Introduction
> Terms to Understand
> The Contract
> Withdrawals and Other Distributions
> Taxation of Distributions
> 10% Penalty Tax
> Withholding
> Rules Specific to Certain Plans
> Non Qualified Contracts
> Diversification
> Assignment of Right to Payments

> Delay of Start Date

> Taxation of the Company


Taxation
--------------------------------------------------------------------------------

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

> We do not make any guarantee about the tax treatment of the contract or a transaction involving the contract.


Terms to Understand

> Contract holder means the person to whom we issue an individually owned contract or the participant under a group contract.


> The term "payment" in this section refers to income payments.


We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

The Contract

The contract is designed for use on a non-tax qualified basis as a non qualified contract, or as a qualified contract under certain retirement arrangements under Tax Code sections 401, 403(b), 408(b) or 457.

The tax rules vary according to whether the contract is a non qualified contract or qualified contract. If used as a qualified contract under a retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your arrangement.


Contract holders and participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.



Withdrawals and Other Distributions

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including payments, full or partial withdrawals of the value of remaining payments (if permitted under the contract), rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the Internal Revenue Service (IRS).

Taxation of Distributions

Non Qualified Contracts. A full withdrawal of the present value of any remaining guaranteed payments under a non qualified contract is taxable to the extent that the amount received exceeds any remaining investment in the contract.

If a partial withdrawal of the present value of any remaining payments is made and the continuing payments you receive are reduced because of the partial withdrawal, a part of the withdrawal may not be taxable. The part that is not taxable is equal to any remaining investment in the contract multiplied by a fraction. The numerator (top part of the fraction) is the reduction in each payment because of the partial withdrawal. The denominator (bottom part of the fraction) is the full amount of each payment originally provided.

For income payments, a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed income payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(d). The entire annuity payment will be taxable once the recipient has recovered the investment in the contract.

For variable income payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire payment will be taxable once the recipient has recovered the investment in the contract.


401 and 403(b) Plans. All distributions from these plans are taxed as received unless one of the following applies:

> The distribution is an eligible rollover distribution and is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code.

> You made after-tax contributions to the plan. In this case, depending on the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code.

A payment can be an eligible rollover distribution only if it is both of the following:

> Made under a nonlifetime payment option with a period of less than ten years.

> Only to the extent it is not attributable to after-tax contributions and/or is not a required minimum distribution under Tax Code section 401(a)(9).


408(b) Individual Retirement Annuity (IRA). All distributions from a traditional IRA are taxed as received unless one of the following applies:

> The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 401(a), 401(k), or 403(b) plan, to another plan of the same type.

> You made after-tax contributions to the plan. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

A payment can be rolled over only if it is one or more of the following:

> Not attributable to after-tax contributions

> Not a required minimum distribution under Tax Code section 401(a)(9).

There are limitations on the number of rollovers that may be made in any one year period. You should consult a tax adviser prior to making a rollover.


Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.


10% Penalty Tax

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a non qualified contract or from a contract used with a 401, 403(b) or 408(b) arrangement. The 10% penalty tax does not apply to a distribution from a 457 plan.

An exception to the 10% penalty discussed below requires that the payment or distribution be part of a series of substantially equal periodic payments. If you select an increasing annuity or an early withdrawal of the value of remaining payments, the payment or distribution may be subject to the 10% penalty unless one of the other exceptions applies. You should consult with a tax advisor to determine how this will affect your tax liability.


Non Qualified Contract. There is an exception to the 10% penalty if payment is made under an immediate annuity contract. An immediate annuity is defined as a contract to which all of the following apply:

> Is purchased with a single premium

> Has an annuity starting date, as defined by the Tax Code, no later than one year from date of purchase

> Provides for a series of substantially equal periodic payments to be made no less frequently than annually

The IRS has ruled, however, that where an immediate annuity is received in exchange for a deferred annuity contract in a Tax Code section 1035 exchange, the immediate annuity does not qualify for this exception to the 10% penalty. One of the other exceptions to the penalty may apply.

In addition to the immediate annuity exception, the 10% penalty tax does not apply to the taxable portion of payments made in one or more of the following circumstances:

> On or after the taxpayer becomes age 59-1/2

> After the taxpayer has become totally and permanently disabled (as defined by the Tax Code)

> On or after the death of the contract holder

> As part of a series of substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and beneficiary

Modification of the series of payments prior to the later of age 59-1/2 or 5 years may result in an additional tax in the year of modification equal to the penalty which would have been imposed, plus interest, if the exception had not applied.


401 and 403(b) Plans. The 10% penalty tax applies to the taxable portion of a distribution from a 401 or a 403(b) plan, unless one or more of the following have occurred:

> You have attained age 59-1/2

> You have become totally and permanently disabled (as defined by the Tax Code)

> You have died

> You have separated from service with the plan sponsor at or after age 55

> The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code

> The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, if a 401 or 403(b) plan, you must have separated from service with the plan sponsor.

In addition, the penalty tax does not apply for the amount of distribution equal to unreimbursed medical expenses you incur that qualify for a deduction under the Tax Code.


IRA. In general, except for the exception relating to separation from service with the plan sponsor at or after age 55, the exceptions listed above for 401 and 403(b) plans also apply to distributions from an IRA. The penalty tax is also waived on a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals or used for qualified first-time home purchase or for higher education expenses.


Withholding for Federal Income Tax Liability

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.


Non Qualified Contract. Generally, you or a beneficiary may elect not to have tax withheld from distributions.


401 and 403(b) Plans. Generally, you or a beneficiary may elect not to have tax withheld from certain distributions. However, if the distribution is an eligible rollover distribution (see "Taxation of Distributions" in this section) and the amount is not directly rolled over, the distribution is subject to mandatory 20% federal income tax withholding.


IRA. Generally, you or a beneficiary may elect not to have tax withheld from distributions.


Non-resident Aliens. If you or your beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.


Rules Specific to Certain Plans

Code Section 403(b) Plans. Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.


> Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p).

> Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under 403(b) contracts of the following:
o Salary reduction contributions made after December 31, 1988
o Earnings on those contributions
o Earnings during such period on amounts held as of December 31, 1988

Distribution of those amounts may only occur upon your death, attainment of age 59-1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.


Code Section 408(b) IRAs. Tax Code section 408(b) permits eligible individuals to contribute to a traditional Individual Retirement Annuity (IRA) on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee.

> Assignment or transfer of contracts. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

> Rollovers and Transfers. Rollovers and direct transfers are permitted from a 401, 403(a) or a 403(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.


Non Qualified Contracts

Non-Natural Holders of a Non Qualified Contract. If the contract holder is not a natural person, a non qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. This rule does not apply to an immediate annuity which is defined in the same way as for penalty tax purposes. (See "10% Penalty Tax--Non Qualified Contract" above.) Therefore, if you elect an increasing annuity or elect to receive an early withdrawal of all or a portion of the value of any remaining payments, you should consult with a tax advisor to determine how this will affect your tax liability. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax.


Diversification

Tax Code section 817(h) requires that in a non qualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contracts to qualify as annuity contracts under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.


Assignment of Right to Payments

A transfer of the right to payments under a non qualified contract or the exchange of a contract may result in tax consequences. Generally, if you direct payment to another party, the payments will be tax reported to you. Anyone contemplating any such assignment or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

Delay of Start Date

If you have elected to delay your annuity starting date, as defined below, and you die before the annuity starting date, specific rules for payment of any death benefit apply.

The annuity starting date is defined by the Tax Code to mean the first day of the period (month, quarter, half year, year depending on whether payments will be made monthly, quarterly, semi-annually or annually) which ends on the date of the first annuity payment.

A delayed annuity starting date occurs any time a monthly payment begins later than one month, a quarterly payment begins later than three months or a semi-annual payment begins later than six months from date of purchase. For example, if you purchase the contract on June 1 with monthly payments to begin October 1, your annuity starting date is September 1, and would be considered a delayed annuity starting date.

If you die before a delayed annuity starting date, the entire interest in the account must be paid within five years of the date of death, or payments may be made over the life or over a period not extending beyond the life expectancy of the beneficiary or payee, as applicable, provided such payments begin not later than one year after the date of death. This rule does not apply if the beneficiary or payee is your spouse.


Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.


We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.


In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.




Other Topics
--------------------------------------------------------------------------------

The Company

Aetna Life Insurance and Annuity Company (the Company, we, us) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.


We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna, Inc. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).


We are engaged in the business of issuing life insurance policies and variable annuity contracts. Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford Connecticut 06156


Variable Annuity Account B

We established Variable Annuity Account B (the separate account) in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of separate account under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.


Performance Reporting

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain periods of time based on historical net asset values of the funds. These numbers will reflect the mortality and expense risk charge, the administrative expense charge (if any), any applicable guaranteed minimum income charge and the advisory fees and other expenses of the funds.

We may also advertise different types of historical performance for the subaccounts including:

>Standardized average annual total returns

>Non-standardized average annual total returns

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."


Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), any applicable guaranteed minimum income charges and any applicable early withdrawal charges).




Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charges. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.


Distribution

The Company acts as the Principal Underwriter for the securities sold by this prospectus, and as the distributor of the contracts.

Compensation will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to an amount currently equal to 7.0% of payment to a contract or as a combination of a certain percentage amount of payments to a contract at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 7.0% of payments to the contract over the life of the contract. In limited circumstances, we also pay certain of these professionals compensation, overrides or reimbursement for expenses associated with the distribution of the contract. At times the Company may offer certain distributors an enhanced commission for a limited period of time. In addition, some sales personnel may receive various types of non-cash compensation such as special sales incentives, including trips and educational and/or business seminars.

Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in funds advised by the Company or its affiliates are generally more profitable to the Company.

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

The names of the broker-dealer and the registered representative responsible for your contract are set forth on your application. Commissions and sales related expenses are paid by the Company and are not deducted from your payment to the contract. To the extent that the early withdrawal charge is insufficient to cover the actual costs of distribution, the Company may use any of its corporate assets, including any profit from the mortality and expense risk charge, to make up any difference.


Transfer of Ownership

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Home Office. Aetna reserves the right to reject transfer or assignment to a non-natural person.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) when the New York Stock Exchange is closed (except customary holidays or weekends); (b) when trading on the New York Stock Exchange is restricted; (c) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; (d) during any other periods the SEC permits for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


Voting Rights

The Company is the legal owner of the shares of the funds. However, we believe that when a fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that the Company owns on its own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


Contract Modification

We reserve the right to modify the contract to meet the requirements of state or federal laws or regulations. We will notify you in writing of any changes.


Legal Matters And Proceedings

We know of no material legal proceedings pending to which the separate account or the Company is a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


Financial Statements

The consolidated financial statements of the Company and the financial statements of the separate account have been included in the Statement of Additional Information (SAI). Request an SAI at the number listed in "Contract Overview--Questions."



Year 2000 Readiness

As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology (IT) systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including (i) assessment, (ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission-critical IT systems was completed by year end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the separate account.

The Company, its affiliates and the mutual funds that serve as investment options for the separate account also have relationships with investment advisers, broker-dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the separate account, including, without limitation, its operation or the valuation of its assets and units.





Contents of the Statement of Additional Information
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account B

Offering and Purchase of Contract

Performance Data

Income Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of the Company


Request an SAI by calling the Company at the number listed in "Contract Overview--Questions."

                                  Appendix I
                              Fixed Dollar Option
--------------------------------------------------------------------------------
The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments, (see "Withdrawals" in this appendix). Amounts allocated to the fixed dollar option are held in the Company's general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding the fixed dollar option has not been reviewed by the SEC.


Payment Options

All of the payment options described under "Income Payments" in this prospectus are available for the fixed dollar option. If you allocate all or a portion of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:

(a) A Cash Refund Feature. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a "life income" or "life income-two lives" payment option that has no reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect an increasing annuity with this feature.

(b) An Increasing Annuity. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect the cash refund feature with an increasing annuity. The feature is not available under contracts purchased in conjunction with Section 457 deferred compensation plans.


Fixed Income Payment Amounts

The amount of each payment depends on (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax, and (2) the payment option and features chosen.


Withdrawals

Withdrawal Amount--Lifetime Payment Options. If you select a lifetime payment option with a right to withdraw, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the ten year on-the-run Treasury rate from your contract effective date to the date we calculate the withdrawal amount. Any applicable early withdrawal charge will be deducted.

Withdrawal Amount--Nonlifetime Payment Options. If you select a nonlifetime payment option with a right to withdraw, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

The adjusted contract rate equals (Rate of Return) + WY - IY, where:

Rate of Return is the fixed annuity present value interest rate shown in your contract
WY is the withdrawal yield
IY is the issue yield

WY is determined as follows:

(1) WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the withdrawal, of the three (or more if the Company deems necessary) noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the withdrawal duration date.
(2) The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to the date of the withdrawal.
(3) Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1) IY is the average of the yields, as published in the Wall Street Journal on the Friday before the contract effective date shown in your contract, of the three (or more if the Company deems necessary) noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the issue duration date.
(2) The issue duration date (month and year) is obtained when the issue duration is added to the contract effective date.
(3) Issue duration equals 1 plus the number of whole years from issue until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.


Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:


Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.


                        Schedule A
      Number of Years from
    Contract Effective Date*       Early Withdrawal Charge
-------------------------------   ------------------------
  1 or more, but fewer than 2                6%
  2 or more, but fewer than 3                5%
  3 or more, but fewer than 4                4%
  4 or more, but fewer than 5                3%
  5 or more, but fewer than 6                2%
  6 or more, but fewer than 7                1%
  7 or more                                  0%



Schedule B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.




                        Schedule B
      Number of Years from
    Contract Effective Date*       Early Withdrawal Charge
-------------------------------   ------------------------
  1 or more, but fewer than 2                5%
  2 or more, but fewer than 3                4%
  3 or more, but fewer than 4                4%
  4 or more, but fewer than 5                3%
  5 or more, but fewer than 6                2%
  6 or more, but fewer than 7                1%
  7 or more                                  0%



*For participants under a group contract, use "Number of Years from Certificate Effective Date."

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.


Reduction or Elimination of the Early Withdrawal Charge. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:

(a) The size and type of group of individuals to whom the contract is offered

(b) The type and frequency of administrative and sales services to be provided

(c) Whether there is a prior or existing relationship with the Company such as being an employee of the Company or one of its affiliate; receiving distributions or making internal transfers from other contracts issued by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate

    Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.


Death Benefit

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.



Payment of Death Benefit. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules that apply if you have elected to delay your payment start date under a non qualified annuity and you die before the annuity starting date. A lump-sum payment of any death benefit may be requested within six months following the date of death. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of request in good order. A lump-sum payment may be requested at anytime (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one sum to the beneficiary.


If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.


Death Benefit Amount. If you elect a right to withdraw, the death benefit value will be determined as described under "Withdrawal Amount" in this appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company's receipt at its Home Office of proof of death acceptable to us and a request for payment in good order.

                                  Appendix II
                        Description of Underlying Funds
--------------------------------------------------------------------------------
The investment results of the funds described below are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Except where otherwise noted, all of the funds are diversified, as defined in the 1940 Act.


Aetna Ascent VP

Investment Objective

Seeks to provide capital appreciation. The Portfolio is designed for investors who have an investment horizon exceeding 15 years and who have a high level of risk tolerance.


Policies

Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

>Equity securities are chosen on the basis of their potential for capital appreciation.

>Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations and high-yield bonds.

>Money market investments are high quality and present minimal credit risk.

The benchmark portfolio is 80 percent equities and 20 percent fixed income under neutral market conditions.


Risks

Equity securities are subject to a decline in the stock market or in the value of the company, while debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. High-yield bonds have additional credit risks, including lack of liquidity, greater likelihood of default and increased sensitivity to difficult economic and corporate developments.

Foreign securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

Investment Adviser: Aeltus Investment Management, Inc.


Aetna Balanced VP, Inc.

Investment Objective

Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.


Policies

Assets are allocated among common and preferred stocks, bonds, U.S. Government securities and derivatives, and money market instruments. The Fund may also invest in when-issued or delayed-delivery securities. The Fund generally will maintain at least 25 percent of its total assets in fixed income securities.


Risks

There can be no assurance that the investment adviser will always allocate assets to the best performing sectors. The Fund's performance would suffer if a major proportion of its assets were allocated to stocks in a declining market or, similarly, if a major portion of its assets were allocated to bonds in a time of adverse interest rate movement. High-yield bonds involve additional investment risk. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Income Shares d/b/a Aetna Bond VP

Investment Objective

Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.


Policies

The Fund will invest at least 65 percent of its total assets in debt securities. It is anticipated that the portfolio's effective average maturity will normally be between three and ten years. The Fund will normally invest at least 70 percent of its assets in one or more of the following: a) debt securities or obligations that are rated at the time of purchase within the four highest categories assigned by Moody's Investors Service, Inc., Standard & Poor's Corporation, or other rating agencies, or, if not rated, that are considered by the investment adviser to be of comparable quality; b) securities of, or guaranteed by, the U.S. Government, its agencies or instrumentalities;
c) marketable securities or obligations of, or guaranteed by, foreign governments; d) commercial paper and other short-term investments having a maturity of less than one year that are considered by the investment adviser to be investment grade; and, e) cash or cash equivalents. May invest up to 30 percent of its total assets in high-yield bonds. May invest up to 25 percent of its total assets in foreign debt and/or equity securities.


Risks

The value of debt securities may be affected by changes in general interest rates. High-yield bonds tend to offer higher yields than investment-grade bonds, but additional risks are associated with them. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.


Investment Adviser: Aeltus Investment Management Inc.


Aetna Crossroads VP

Investment Objective

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who have an investment horizon exceeding ten years and who have a moderate level of risk tolerance.


Policies

Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

> Equity securities are chosen on the basis of their potential for capital appreciation.

> Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations and high-yield bonds.

> Money market investments are high quality and present minimal credit risk.

The benchmark portfolio is 60 percent equities and 40 percent fixed income under neutral market conditions.


Risks

Equity securities are subject to a decline in the stock market or in the value of the company; debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. High-yield bonds have additional credit risks. International securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Growth VP

Investment Objective

Seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.


Policies

Normally invests at least 65 percent of its total assets in common stocks that have significant potential for capital growth. May also invest in convertible and nonconvertible preferred stocks. May buy and sell put and call options, and stock index futures and options. May enter into repurchase agreements and invest up to 25 percent of its total assets in foreign securities. Will not invest more than 15 percent of the total value of its assets in high-yield bonds.


Risks

Equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. Foreign investing involves certain additional risks not present in U.S. securities. Such risks may include: currency fluctuations and related currency conversion costs: less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers. High-yield bonds may provide a higher return, but have added risk. Derivatives may experience greater price swings and may be less liquid than other securities.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Variable Fund d/b/a Aetna Growth and Income VP

Investment Objective

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


Policies

The Fund will invest principally in common stocks and securities convertible into common stock that the investment adviser believes have significant potential for capital appreciation and/or investment income. May invest up to 25 percent of its total assets in foreign equity securities. The Fund may invest in nonconvertible preferred stocks, debt securities, rights and warrants; the Fund may maintain a reserve of cash and high-grade, short-term debt securities and the Fund may purchase securities on a when-issued or delayed-delivery basis.


Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.


Investment Adviser: Aeltus Investment Management, Inc.

Aetna Index Plus Large Cap VP

Investment Objective

Seeks to outperform the total return performance of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).


Policies

The Portfolio attempts to be fully invested in common stocks and normally invests at least 90 percent of its assets in certain common stocks represented in the S&P 500. Portfolio managers will attempt to outperform the S&P 500 by creating a portfolio that has similar market risk characteristics to the S&P 500, but will use a disciplined quantitative analysis to identify those stocks having the greatest likelihood of either outperforming or underperforming the market.


Risks

Because the Portfolio invests in common stocks, it is subject to the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. There is no assurance that the Portfolio's objectives will be met.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna International VP

Investment Objective

Seeks long-term capital growth primarily though investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.


Policies

Invests at least 65 percent of its total assets among securities principally traded in three or more countries outside of North America. The Portfolio will invest primarily in equity securities, including securities convertible into stocks. The Portfolio will invest in a broad spectrum of companies and industries. Further, from time to time, the Portfolio may hold up to 10 percent of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by the investment adviser to be of comparable quality. Additionally, the Portfolio may invest in options, futures, enter into repurchase agreements and engage in currency hedging.


Risks

Equity securities are subject to a decline in the stock market or in the value of the company. Investments in foreign securities involve certain additional risks. Such risks may include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign economic and political developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers. Derivatives may experience greater price swings and may be less liquid than other securities.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Legacy VP

Investment Objective

Seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who have an investment horizon exceeding five years and who have a low level of risk tolerance.


Policies

Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

> Equity securities are chosen on the basis of their potential for capital appreciation.

> Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations and high-yield bonds.

> Money market investments are high-quality and present minimal credit risk.

The benchmark portfolio is 40 percent equities and 60 percent fixed income under neutral market conditions.


Risks

Equity securities are subject to a decline in the stock market or value of the issuer; debt securities may be affected by changes in general interest rates and creditworthiness of the issuer. High-yield bonds have additional credit risks. International securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Variable Encore Fund d/b/a Aetna Money Market VP

Investment Objective

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


Policies

The Fund will Invest primarily in: a) money market instruments that have a maturity at the time of purchase, of 397 days or less (762 days or less for U.S. government securities), and b) debt securities with a longer maturity, if the Fund has the absolute right to sell such securities back to the issuer for at least the face amount of the debt obligation within 397 days after the date of purchase. At least 95 percent of total Fund assets are invested in high-quality securities (those receiving the highest credit rating by any two rating agencies or one if only one agency has rated the security). May invest up to 25 percent of its total assets in foreign securities.


Risks

Yield will fluctuate with interest rates. The Fund is neither insured nor guaranteed by the U.S. government. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

An investment in the Fund is neither insured nor guaranteed by the U.S. Government.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Real Estate Securities VP

Investment Objective

Seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).


Policies

Normally invests at least 65 percent of total assets in income-producing equity securities of publicly-traded companies "principally engaged" in the real estate industry, including those companies that, at the time of purchase, derive a significant proportion (at least 50 percent) of their revenues or profits from real estate operations or related services. The Portfolio may invest in convertible securities and preferred stock. Additionally, the Portfolio may invest in options and futures, enter into repurchase agreements, and invest up to 25 percent of its total assets in foreign securities. The Portfolio will not invest more than 15 percent of the total value of its assets in high-yield bonds.

Risks

There are a number of risk factors to be considered when investing in Real Estate Securities VP. Derivatives may experience greater price swings than other securities and may be less liquid than other securities. Risks involved in futures contracts include, but are not limited to: transactions to close out futures contracts may not be able to be effected at favorable prices; possible reduction in a fund's total return and yield; possible reduction the value of the futures instrument, and potential losses in excess of the amount invested in the futures contracts themselves. Writing call options involves the risk of not being able to effect closing transactions at favorable prices or to participate in the appreciation of the underlying securities. Purchasing put options involves the risk of losing the entire purchase price of the option. High-yield bonds have additional risks associated with them, including but not limited to: lack of liquidity; an unpredictable secondary market and a higher risk of default. Special consideration to an investment in real estate include those risks associated with the direct ownership of real estate: declines in the value of real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws and other risks particular to this market. The value of securities of companies which service the real estate industry may also be affected by such risks.


Investment Adviser: Aeltus Investment Management, Inc.


Aetna Small Company VP

Investment Objective

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


Policies

Normally invests at least 65 percent of its total assets in the common stock of companies with equity market capitalizations at the time of purchase of $1 billion or less. May also invest in convertible and nonconvertible preferred stock. The securities of small capitalization companies may be in an early developmental stage or older companies entering a new stage of growth due to management changes, new technology, products, or markets. Such companies may also be undervalued due to poor economic conditions, market decline, or actual or unanticipated unfavorable developments affecting the companies. May invest in lower-risk derivatives for hedging and other investment purposes.


Risks

Equity securities are subject to a decline in the stock market or in the value of the company. Although securities of small capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers, there are additional risks associated with them. These include: limited marketability, more abrupt or erratic market movements than securities of larger capitalization companies, and less publicly available information about the issuer. These companies may also be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance. Derivatives may experience greater price swings and may be less liquid than other securities.


Investment Adviser: Aeltus Investment Management, Inc.

AIM V.I. Capital Appreciation Fund

Investment Objective

Seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.


Policies

AIM will be particularly interested in companies that are likely to benefit from new and innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. Any income received from securities held by the Fund will be incidental. The Fund's portfolio is primarily comprised of securities of two bias categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

Risks

There is no guarantee that the Fund's objective will be met. The market prices of many of the securities purchased and held by the Fund may fluctuate widely. Investing in equity securities of small-and-medium-sized companies may involve greater risk than associated with investing in more established companies. Equity securities are subject to a decline in the stock market or in the value of the issuer, and preferred stocks have price risk and some credit risk. The Fund may invest in convertible securities, which may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. The Fund may invest in foreign securities. Investments in securities of foreign issuers or foreign securities involve risks not present in domestic markets, including: currency fluctuations and related currency conversion costs, political instability, expropriation or confiscatory taxation and limited government regulations, accounting and auditing processes; and market due to a lesser trade volume than is generally expected of domestic markets.


Investment Adviser: AIM Advisors, Inc.


AIM V.I. Growth Fund

Investment Objective

Seeks growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental.


Policies

The Fund's portfolio is primarily comprised of securities of two basic categories: (1)"core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits.


Risks

There is no guarantee that the Fund will achieve its objective. Because the Fund invests in common stocks, it is subject to the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when prices generally rise, and periods when prices generally decline. The Fund may invest in convertible securities, which may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. The Fund may invest in foreign securities. Investments in foreign securities involve risks not present in domestic markets, including: currency fluctuations and related currency conversion costs, political and economical risk due to less stringent government regulations, accounting and auditing processes; and market risk due to a lesser trade volume than is generally expected of domestic markets.


Investment Adviser: AIM Advisors, Inc.


AIM V.I. Growth and Income Fund

Investment Objective

Seeks growth of capital, with current income as a secondary objective. Although the amount of the Fund's current income will vary from time to time, it is anticipated that the current income realized by the Fund will generally be greater than that realized by the mutual funds whose sole objective is growth of capital.


Policies

The Fund seeks to achieve its objective by generally investing at the least 65% if its net assets in stocks of companies believed by management to have the potential for the above-average growth in revenues and earnings. The Fund generally will also invest at least 80% of its assets in securities which pay income to the Fund.

Risks

There is no guarantee that the Fund will achieve its objective. Equity securities are subject to a decline in the stock market or in the value of the issuer. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. The value of debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. The Fund may invest in convertible securities, which may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. The Fund may invest in foreign securities. Investments in securities of foreign issuers or in foreign securities involve risks not present in domestic markets, including: currency fluctuation and related currency conversion costs, political and economic risk due to social or political instability, expropriation or confiscatory taxation and limited liquidity: regulatory risk due to less stringent government regulations, accounting and auditing processes; and market risk due to a lesser trade volume is generally expected to domestic markets.


Investment Adviser: AIM Advisors, Inc.


AIM V.I. Value Fund

Investment Objective

To achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to the current market values of assets owned by the companies issuing the securities, or relative to the equity market, generally.


Policies

Income as the secondary objective would be satisfied principally from the income generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio. The Fund may also acquire preferred stocks and debt instruments having prospects for growth of capital. The primary thrust of AIM's search for undervalued equity securities is in four categories: (1) out of favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of its assets and where there is no reason to expect realization of this potential in the form of increased equity values. The Fund may invest up to 15% of its net assets in securities which are illiquid, and may invest up to 25% if its assets in foreign securities.


Risks

Investment in equity securities involves certain risks. Equity securities offer no guaranteed return, and prices will fluctuate. During certain market conditions, purchases and sales of futures contracts may not completely offset a decline or rise in the value of the Fund's portfolio. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/ or daily price fluctuations. Unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund's initial investment in the contract. Limitations on the resale of illiquid securities may have an adverse affect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. Investment in the foreign securities carries the following primary risks:
Currency risks due to changing currency exchange rates; political and social due to political/social instability and other factors; regulatory risk due to less stringent regulation and government supervision of foreign issuers; and market risks whereby foreign securities may be less liquid and more volatile due to lower trading volume and higher transactions costs.


Investment Adviser: AIM Advisors, Inc.

Fidelity Investments Variable Insurance Products Fund-- High Income Portfolio

Investment Objective

Seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed income securities, while also considering growth of capital.

Policies

Invests primarily in all types of income-producing debt securities, preferred stocks, and convertible securities. The Portfolio normally invests at least 65 percent of its assets in these securities. If consistent with its investment objectives, the Portfolio may also invest in common stocks, other equity securities, and debt securities that are not currently paying interest but that are expected to do so in the future. The Portfolio manager focuses on assembling a portfolio of income-producing securities that it believes will provide the best tradeoff between risk and return within the range of securities that are eligible investments for the Portfolio. The Portfolio may invest up to 50 percent of its total assets in foreign securities.


Risks

Yield and share price change daily and are based on changes in interest rates, market conditions, other economic and political news, and on the quality and maturity of the Portfolio's investments. Lower quality debt securities (also known as "junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.


Investment Adviser: Fidelity Management & Research Company


Janus Aspen Series--Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.


Policies

Invests in common stocks of companies of any size, although it generally invests in larger, more established issuers. Invests primarily in stocks of domestic and foreign companies selected for their growth potential. May at times hold substantial positions in cash equivalents or interest bearing securities. May invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities, and debt securities when its portfolio manager perceives an opportunity for capital growth. Using a "bottom up" approach to building the Portfolio, the portfolio manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Securities are generally selected without regard to any defined industry sector. Securities are selected solely for their capital growth potential; investment income is not a consideration.


Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.


Investment Adviser: Janus Capital Corporation


Janus Aspen Series--Worldwide Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.


Policies

A diversified portfolio that invests primarily in common stocks of foreign and domestic issuers. Invests worldwide in companies and organizations of any size, regardless of country of organization or place of principal business activity. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash equivalents or interest-bearing securities. May invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities, and debt securities, when the portfolio manager perceives an opportunity for growth. May invest up to 35 percent of net assets in high-yield/high-risk securities (also called "junk bonds"). May invest without limit in foreign equity and debt securities.


Risks

Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investment in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These include currency, political, economic, regulatory and market risk factors. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments.


Investment Adviser: Janus Capital Corporation



Oppenheimer Aggressive Growth Fund

Investment Objective

Seeks to achieve capital appreciation by investing in "growth-type" companies.


Policies

"Growth-type" companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services, or markets and normally retain a relatively larger portion of their earnings for research, development, and investment in capital assets. The Fund will invest no more than 25 percent of its total assets in foreign securities or in government securities of any foreign country or in obligations of foreign banks.


Risks

Stock prices will fluctuate. Additional risk is present in growth-type investments since the price of the security may decline if the anticipated development fails to occur. Investing in small, unseasoned companies (those that have been in operation for less than three years, counting the operations of any predecessors) may have limited liquidity, and the prices of these securities may be volatile. Foreign securities markets may be less liquid and more volatile than markets in the U.S. Risks of foreign securities may include foreign withholding taxation, changes in currency, less publicly available information, and differences between domestic and foreign legal, auditing, brokerage and economic standards.


Investment Adviser: OppenheimerFunds, Inc.


Oppenheimer Growth & Income Fund

Investment Objective

Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.


Policies

Invests primarily in equity and debt securities and focuses on all market capitalization including small to medium capitalization companies. Equity investments include common stocks, preferred stocks, convertible securities, and warrants. Debt securities include bonds, participation interests, asset-backed securities, private label mortgage backed securities and collateralized mortgage obligations (CMOs), zero coupon securities, and U.S. Government obligations. The proportion of equity and fixed income investments will vary based upon the manager's evaluation of economic and market trends and perceived relative total anticipated return from such types of investments. There is no minimum or maximum percentage of assets that may, at any given time, be invested in either type of investment. The Fund may invest in foreign securities without limit.


Risks

Changes in overall market movements or interest rates, or factors affecting a particular industry or issuer can affect the value of the Fund's investments and their price per share. Equity investments are generally subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual issuers; stocks with small- to medium-size capitalization may fluctuate more than large capitalization stocks. Foreign investments are subject to the risk of adverse currency fluctuation and additional risks and expenses in comparison to U.S. investments.


Investment Adviser: OppenheimerFunds, Inc.



Oppenheimer Strategic Bond Fund

Investment Objective

Seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.


Policies

Invests principally in lower-rated, high-yield domestic debt securities (commonly known as "junk bonds"), U.S. Government securities, and foreign government and corporate debt securities. Under normal circumstances, the Fund's assets will be invested in each of these three sectors. However, Strategic Bond Fund may occasionally invest up to 100 percent of its total assets in any one sector, if, in the manager's judgment, the Fund has the opportunity to seek a high level of current income without undue risk to principal. Accordingly, the Fund's investments should be considered speculative. Distributable income will fluctuate as the Fund's assets are shifted among the three sectors.


Risks

The higher yields and income sought by Strategic Bond Fund are generally associated with securities in the lower-rating categories of the established rating services. Such securities are considered speculative and involve greater risk than lower-yielding, higher-rated fixed income securities, while providing higher yields than such securities. Lower-rated securities may be less liquid, and significant losses could be experienced if a substantial number of other holders of such securities decide to sell at the same time. Issuers of lower-rated or unrated securities are generally not as financially secure or creditworthy as issuers of higher-rated securities.


Investment Adviser: OppenheimerFunds, Inc.


Portfolio Partners MFS Emerging Equities Portfolio

Investment Objective

Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.


Policies

Normally invests at least 80 percent of its assets in common stocks of companies the subadviser believes are in an early phase of their life cycle, but that have the potential to become major enterprises. Such companies would be expected to show earnings growth over time well above the growth rate of the overall economy and inflation and have the products, technologies, management and market and other opportunities usually necessary to become more widely recognized as growth companies. Emerging growth companies can be of any size. The Portfolio may invest in larger or more established companies whose rates of earnings growth are expected to accelerate because of special factors or basic changes in the economic environment. Up to 25 percent of the Portfolio's net assets may be invested in foreign issuers.

Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Such companies may have limited product lines, markets or financial resources and they may be dependent on one person's management. In addition, there may be less research available on many promising small- and medium-sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of these companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Foreign investing involves risks that are different in some respects from investments in the securities of U.S. issuers. Risks include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.


Investment Adviser: Aetna Life Insurance and Annuity Company;
Subadviser: Massachusetts Financial Services Company


Portfolio Partners MFS Value Equity Portfolio

Investment Objectives

Seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation.


Policies

While the Portfolio's policy is to invest at least 65 percent of its total assets in common stocks, it may seek appreciation other types of securities (such as fixed-income, convertible bonds, convertible preferred stocks and warrants) when relative values make such purchases appear attractive, either as individual issues or as types of securities in certain economic environments. The Portfolio may invest in high-yield fixed-income (below investment grade), but will invest no more than 25 percent of its net assets in these securities. The Portfolio may also invest up to 50 percent (but generally expects to invest not more than 25 percent) of its net assets in foreign securities.


Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Lower-rated bonds have speculated characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-grade securities. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.


Investment Adviser: Aetna Life Insurance and Annuity Company;
Subadviser: Massachusetts Financial Services Company


Portfolio Partners Scudder International Growth Portfolio

Investment Objective

Seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity investments.


Policies

Invests in companies, wherever organized, that do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. Does not intend to concentrate investments in any particular industry. Invests primarily in equity securities of established companies, listed on foreign exchanges, that the subadviser believes have favorable characteristics. Although the Portfolio will consist primarily of equity securities, it may also invest in fixed-income securities of foreign governments and companies.

Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities. Additional risk factors include the possibility of exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation and less favorable tax provisions.


Investment Adviser: Aetna Life Insurance and Annuity Company;
Subadviser: Scudder Kemper Investments, Inc.


Portfolio Partners T. Rowe Price Growth Equity Portfolio

Investment Objective

Seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.


Policies

Under normal market conditions the Portfolio invests at least 65 percent of its total assets in common stocks issued by a diversified group of growth companies. The companies in which the Portfolio invests normally (but not always) pay dividends, which are generally expected to rise in future years as earnings increase. Most of its assets will be invested in U.S. common stocks. However, the Portfolio may invest in foreign securities and convertible securities and warrants, when the subadviser considers such investments consistent with the Portfolio's investment objective and policies.

The Portfolio generally seeks to invest in securities of companies that satisfy one or more of several criteria established by the subadviser. For example, the subadviser generally seeks companies with superior growth in earnings and cash flow; the ability to sustain earnings momentum even during economic slowdowns by operating in so-called "fertile fields" (areas where earnings and dividends can outpace inflation and the overall economy); and the capability to expand even during times of slow growth. The subadviser generally favors companies whose profits increase due to economic factors rather than one-time events such as lower taxes. The Portfolio may engage in strategic transactions, which may include the use of derivatives.


Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.


Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser: T. Rowe Price Associates, Inc.

                                 Appendix III
                        Condensed Financial Information
--------------------------------------------------------------------------------
(Selected data for annuity and accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from information included in the financial statements of the separate account, which have been audited by ---------- , independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The annuity unit values shown below are derived from accumulation unit values and reflect the application of a factor corresponding to the assumed annual net return rates of 3.50% and 5.00% as noted. See "Calculating Variable Payment Values" for more information. Only those subaccounts with annuity units outstanding at the end of the period are listed below.




                                                   Assumed Annual Net Return Rate  Assumed Annual Net Return Rate
                                                              of 3.50%                      of 5.00%
                                                    ----------------------------- -----------------------------
                                                       1998           1997           1998           1997
                                                    ---------- ------------------ ---------- ------------------
AETNA BALANCED VP, INC.
Value at beginning of period                         $15.488      $  13.448        $14.800      $  13.209
Value at end of period                                            $  15.488                     $  14.800
Increase (decrease) in value of annuity unit(1)                      15.17%(2)                     12.04%(3)
AETNA BOND VP
Value at beginning of period                         $11.529      $  11.087        $11.017      $  10.990
Value at end of period                                            $  11.529                     $  11.017
Increase (decrease) in value of annuity unit(1)                       3.99%(4)                      0.25%(5)
AETNA CROSSROADS VP
Value at beginning of period                         $10.242      $  10.108        $10.223      $  10.032
Value at end of period                                            $  10.242                     $  10.223
Increase (decrease) in value of annuity unit(1)                       1.32%(3)                      1.90%(4)
AETNA GROWTH VP
Value at beginning of period                                                       $13.015      $  13.538
Value at end of period                                                                          $  13.015
Increase (decrease) in value of annuity unit(1)                                                    (3.86)%(4)
AETNA GROWTH AND INCOME VP
Value at beginning of period                         $18.426      $  15.431        $17.607      $  15.123
Value at end of period                                            $  18.426                     $  17.607
Increase (decrease) in value of annuity unit(1)                      19.41%(5)                     16.43%(3)
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                         $12.402      $  11.263        $12.277      $  10.848
Value at end of period                                            $  12.402                     $  12.277
Increase (decrease) in value of annuity unit(1)                      10.11%(6)                     13.17%(7)
AETNA LEGACY VP
Value at beginning of period                         $11.201      $  10.372        $11.017      $  10.264
Value at end of period                                            $  11.201                     $  11.017
Increase (decrease) in value of annuity unit(1)                       8.00%(8)                      7.34%(3)
AETNA SMALL COMPANY VP
Value at beginning of period                         $13.444      $  12.930        $13.308      $  13.322
Value at end of period                                            $  13.444                     $  13.308
Increase (decrease) in value of annuity unit(1)                       3.97%(2)                     (0.10)%(4)
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                                       $10.060      $  10.058
Value at end of period                                                                          $  10.060
Increase (decrease) in value of annuity unit(1)                                                     0.02%(4)
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                         $11.789      $  10.481        $11.580      $  10.433
Value at end of period                                            $  11.789                     $  11.580
Increase (decrease) in value of annuity unit(1)                      12.48%(9)                     11.00%(2)
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                         $12.007      $  10.576        $11.794      $  10.638
Value at end of period                                            $  12.007                     $  11.794
Increase (decrease) in value of annuity unit(1)                      13.53%(5)                     10.87%(3)
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                         $ 9.894      $  10.050        $ 9.719      $   9.885
Value at end of period                                            $   9.894                     $   9.719
Increase (decrease) in value of annuity unit(1)                      (1.55)%(9)                    (1.68)%(9)
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                         $12.474      $  12.335        $12.253      $  12.132
Value at end of period                                            $  12.474                     $  12.253
Increase (decrease) in value of annuity unit(1)                       1.13%(9)                      1.00%(9)

-----------------
(1) The above figures are calculated by subtracting the beginning annuity unit value from the ending annuity unit value, and dividing the result by the beginning annuity unit value. These figures do not reflect the early withdrawal charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) Reflects less than a full year of performance activity. Funds were first received in this option during March 1997.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
(4) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.
(5) Reflects less than a full year of performance activity. Funds were first received in this option during October 1997.
(6) Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.
(7) Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
(8) Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.
(9) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.

                         For Master Applications Only

--------------------------------------------------------------------------------

I hereby acknowledge receipt of an Account B Aetna Immediate Annuity prospectus dated May 3, 1999, as well as all current fund prospectuses pertaining to the subaccounts available under the contract.

--- Please send an Account B Statement of Additional Information (Form No. SAI.09515-99) dated May 3, 1999.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE



--------------------------------------------------------------------------------
                                     DATE

PROS.09515-99

-------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
-------------------------------------------------------------------------------

              Statement of Additional Information dated May 3, 1999

            A Fixed and Variable Single Premium, Group or Individual,
                           Immediate Annuity Contract


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "separate account") dated May 3, 1999.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                              Attn: ARS Settlements
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-238-6273

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                         Page
General Information and History........................................     2
Variable Annuity Account B.............................................     2
Offering and Purchase of Contracts.....................................     3
Performance Data.......................................................     3
      General..........................................................     3
      Average Annual Total Return Quotations...........................     4
Income Payments........................................................     7
Sales Material and Advertising.........................................     8
Independent Auditors...................................................     8
Financial Statements of the Separate Account...........................   S-1
Financial Statements of Aetna Life Insurance and Annuity Company.......   F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). The Company is an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. As of December 31, 1998, the Company had $___ billion invested through its products, including $___ billion in its separate accounts (of which the Company or an affiliate oversees the management of $___ billion) and $___ billion in its mutual funds offered outside of its separate accounts. The Company is ranked among the top __% of all U.S. life insurance companies based on assets as of December 31, 1997.


In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).


Other than the mortality and expense risk charge, the administrative expense charge and the guaranteed minimum income charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. (See "Fees" in the prospectus.) We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.


The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:


-----------------------------------------------------------------------------------------------------------------------------
o   Aetna Ascent VP                                             o   AIM V.I. Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
o   Aetna Balanced VP, Inc.                                     o   AIM V.I. Growth and Income Fund
-----------------------------------------------------------------------------------------------------------------------------
o   Aetna Income Shares d/b/a Aetna Bond VP                     o   AIM V.I. Value Fund
-----------------------------------------------------------------------------------------------------------------------------
o   Aetna Crossroads VP                                         o   Fidelity VIP High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
o   Aetna Growth VP                                             o   Janus Aspen Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
o   Aetna Variable Fund d/b/a Aetna Growth and Income VP        o   Janus Aspen Worldwide Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
o   Aetna Index Plus Large Cap VP                               o   Oppenheimer Aggressive Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
o   Aetna International VP                                      o   Oppenheimer Growth and Income Fund
-----------------------------------------------------------------------------------------------------------------------------
o   Aetna Legacy VP                                             o   Oppenheimer Strategic Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
o   Aetna Variable Encore Fund d/b/a Aetna Money Market VP      o   Portfolio Partners MFS Emerging Equities Portfolio
-----------------------------------------------------------------------------------------------------------------------------
o   Aetna Real Estate Securities VP                             o   Portfolio Partners MFS Value Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
o   Aetna Small Company VP                                      o   Portfolio Partners Scudder International Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
o   AIM V.I. Capital Appreciation Fund                          o   Portfolio Partners T. Rowe Price Growth Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------



Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Purchase."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as the "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied under a deferred annuity contract to the various subaccounts available under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges, guaranteed minimum income charges and the early withdrawal charge). These charges will be deducted on a pro rata basis in the case of fractional periods.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge. The deduction of the early withdrawal charge would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The table shown below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1998 for the Subaccounts. The standardized returns assume a mortality and expense risk charge of 1.25% and the maximum early withdrawal charges of 7% grading down to 0% after 7 years. The non-standardized returns assume the same charges but do not include the early withdrawal charges. Also reflected in both tables is the guaranteed minimum income charge as it applies to Aetna Index Plus Large Cap fund. As reflected in the tables, this charge only applies when the guaranteed minimum income feature is selected.


For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                                                     ----------------------------------------------------------
                                                                                                                     Date
                                                                                                                Contributions
                                                                                                                    First
                                                                                 STANDARDIZED                      Received
                                                                                                                  Under the
                                                                                                                   Separate
                                                                                                                   Account
-------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                              1 Year    5 Years   10 Years   Inception*
-------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                                    07/05/95
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                                                            06/30/89
-------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                                08/31/95
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                                    05/30/97
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                                                                      10/31/96
-------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                                                                             05/04/98
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                                    08/31/95
-------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                                                                    05/04/98
-------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                             05/30/97
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                                                 06/30/95
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                       07/29/94
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                             04/28/95
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                                    05/30/97
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                                 11/28/97
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)                                               09/30/93
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                      11/28/97
-------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)                                               11/30/92
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                          11/28/97
-------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                                                                          08/31/92
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                           11/28/97
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth Equity(3)                                            02/28/95
-------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.


(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was ____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.


(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund.

                                                                    -------------------------------------------------------------
                                                                                                                        Fund
                                                                                    NON-STANDARDIZED                  Inception
                                                                                                                         Date
---------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                             1 Year  3 Years  5 Years  10 Years  Inception**
---------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                                        07/05/95
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                                                                04/03/89
---------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)
---------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                                    07/05/95
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                                        12/13/96
---------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                                                                          09/16/96
---------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP(4)                                                                                       09/16/96
---------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                                                                                 01/03/92
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                                        07/05/95
---------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)
---------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                                                                        02/02/98
-------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                                 12/27/96
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                                     05/05/93
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                                                                   05/05/93
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                                                                        05/02/94
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                                                                    05/05/93
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                           09/13/93
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                                 09/13/93
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund(1)
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth and Income Fund                                                                                     07/05/95
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                                        05/03/93
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                                     11/28/97
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)                                                   09/21/88
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                          11/28/97
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                              11/28/97
---------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                               11/28/97
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth Equity(3)                                                01/09/89
---------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.


(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was ____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.


(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.


(4) The non-standardized returns in this row reflect deduction of applicable charges including the guaranteed minimum income charge. The numbers are only applicable if the guaranteed minimum income feature was elected.

                                 INCOME PAYMENTS

Your variable payments will fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected subaccount(s). The first payment and subsequent payments also vary depending on the assumed annual net return rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

A fixed number of annuity units is determined in each of the designated subaccounts on the contract effective date. The number of annuity units, which generally does not change thereafter, is calculated by dividing (a) by (b), where (a) is the amount of the income payment as if the payment was calculated as of the contract effective date, and (b) is the annuity unit value for that investment option on the contract effective date. The first payment will be calculated as of the tenth valuation before the payment due date which depends upon the payment frequency you have selected. As noted above, annuity unit values fluctuate from one valuation to the next (see "Calculating Variable Income Payments" in the prospectus); such fluctuations reflect changes in the net investment factor for the applicable subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed annual net return rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for each subaccount selected.

EXAMPLE:

Assume that you purchase a single premium immediate annuity contract with a $50,000 premium. The payment option that you select has a payment factor of $6.68 per $1,000 of value applied. Also assume that no premium tax is payable.

If a payment was determined as of the contract effective date, that payment would be calculated by multiplying $6.68 per $1,000 by 50.000. This would produce an initial payment of $334.00.

Assume that the value of the annuity unit on the contract effective date is
13.400000. The payment calculated as of the contract effective date is divided by the annuity unit value to determine the number of annuity units (that is, $334.00/13.400000 = 24.925 annuity units). The number of annuity units will generally remain constant over the term of your contract as determined by your annuity option. The value of each payment will be determined on the tenth valuation before the payment due date by multiplying the number of annuity units by that date's annuity unit value.

Payments will subsequently fluctuate depending upon the net investment performance that occurs between payment valuation dates less a factor that represents the assumed annual net return rate. This offsets the assumed annual net return rate built into the number of annuity units determined above.

Annuity unit values are calculated on a daily basis by multiplying the annuity unit value by the daily net return factor and by a factor to reflect the daily assumed annual net return rate. The factor for a 3.5% assumed annual net return rate is 0.9999058 and for 5.0%, 0.9998663. The new payment is calculated by multiplying the number of annuity units by the new annuity unit value.

                         SALES MATERIAL AND ADVERTISING


We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain time periods based on the historical net asset values of the funds. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.


We may also include hypothetical illustrations in our sales literature that explain the mathematical principles of compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and savings or investment products such as personal savings accounts and certificates of deposit.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may categorize funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT B

                                      Index

Statement of Assets and Liabilities........................................  S-2
Statements of Operations and Changes in Net Assets.........................  S-6
Notes to Financial Statements..............................................  S-7
Independent Auditors' Report............................................... S-25

                           [To Be Filed By Amendment]

Form No. SAI.09515-99                                        ALIAC Ed. May 1999

                           VARIABLE ANNUITY ACCOUNT B

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------

     (a) Financial Statements:

         (1)      Included in Part A:
                  Condensed Financial Information *

         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B: *
                  -   Statement of Assets and Liabilities as of December 31, 1998
                  -   Statements of Operations and Changes in Net Assets for the years ended
                      December 31, 1998 and 1997
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor: *
                  -   Independent Auditors' Report
                  -   Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996
                  -   Consolidated Balance Sheets as of December 31, 1998 and 1997
                  -   Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996
                  -   Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996
                  -   Notes to Consolidated Financial Statements

*    To be filed by amendment

     (b) Exhibits


         (1)      Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity
                  Account B(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
         (4.1)    Variable Annuity Contract (A050SP96)(4)
         (4.2)    Form of Variable Annuity Contract A050SP99
         (4.3)    Form of Endorsement SPIAE99 to Variable Annuity Contract A050SP99
         (4.4)    Form of Endorsement SPIAEVW99 to Variable Annuity Contract A050SP99
         (4.5)    Form of Endorsement SPIAEW99 to Variable Annuity Contract A050SP99
         (4.6)    Form of Endorsement SPIAEVPG99 to Variable Annuity Contract A050SP99
         (4.7)    Form of Endorsement E401SP99 to Variable Annuity Contract A050SP99
         (4.8)    Form of Endorsement E403SP99 to Variable Annuity Contract A050SP99
         (4.9)    Form of Endorsement E457SP99 to Variable Annuity Contract A050SP99
         (4.10)   Form of Variable Annuity Contract SPIA(GR)-99
         (4.11)   Form of Variable Annuity Contract Certificate SPIA(GR)-99 CERT
         (4.12)   Form of Endorsement SPIAE(GR)99 to Variable Annuity Contract SPIA(GR)-99
         (4.13)   Form of Endorsement SPIAEVW99 to Variable Annuity Contract SPIA(GR)-99

         (4.14)   Form of Endorsement SPIAEW99 to Variable Annuity Contract SPIA(GR)-99
         (4.15)   Form of Endorsement SPIAEVPG99 to Variable Annuity Contract SPIA(GR)-99
         (4.16)   Form of Endorsement SPIAE401(GR)99 to Variable Annuity Contract SPIA(GR)-99
         (4.17)   Form of Endorsement SPIAE403(GR)99 to Variable Annuity Contract SPIA(GR)-99
         (4.18)   Form of Endorsement SPIAE457(GR)99 to Variable Annuity Contract SPIA(GR)-99
         (4.19)   Form of Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract SPIA(GR)-99
         (5.1)    Variable Annuity Contract Application (82941-3(5/98))(5)
         (5.2)    Variable Annuity Contract Application (82950-2(NY)(5/98))(5)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and Annuity Company(6)
         (6.2)    Amendment to Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(8)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(9)
         (8.2)    Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(9)
         (8.3)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,
                  Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
                  on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.4)    Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
                  GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
                  Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(10)
         (8.5)    Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
                  connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
                  Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of
                  May 1, 1998(2)
         (8.6)    Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life
                  Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(10)
         (8.7)    Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund
                  and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                  May 1, 1995, January 1, 1996 and March 1, 1996(7)

         (8.8)    Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(11)
         (8.9)    Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
                  1997(12)
         (8.10)   Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                  November 6, 1997(2)
         (8.11)   Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional
                  Operations Company dated as of November 1, 1995(13)
         (8.12)   Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and
                  Fidelity Investments Institutional Operations Company dated as of November 1, 1995(11)
         (8.13)   Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated
                  May 2, 1997(10)
         (8.14)   Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus
                  Capital Corporation dated December 8, 1997(14)
         (8.15)   Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life
                  Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(10)
         (8.16)   Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December
                  8, 1997(14)
         (8.17)   Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(15)
         (8.18)   Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and
                  Annuity Company(15)
         (9)      Opinion and Consent of Counsel *
         (10)     Consent of Independent Auditors  *
         (11)     Not applicable
         (12)     Not applicable

         (13)     Schedule for Computation of Performance Data(16)
         (14)     Not applicable
         (15.1)   Powers of Attorney
         (15.2)   Authorization for Signatures(3)

*    To be filed by amendment

1.  Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as
    filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2.  Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998
    (Accession No. 0000950146-98-000983).

3.  Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as
    filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

4.  Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed electronically on August 2,
    1996 (Accession No. 0000950146-96-001270).

5.  Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-09515), as
    filed electronically on September 30, 1998 (Accession No. 0000950146-98-001671).

6.  Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as
    filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

7.  Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as
    filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

8.  Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as
    filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

9.  Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as
    filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283).

10. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as
    filed electronically on December 14, 1998 (Accession No. 0000950146-98-002092).

11. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as
    filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

12. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as
    filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as
    filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

14. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as
    filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).

15. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as
    filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-09515), as
    filed electronically on April 9, 1998 (Accession No. 0000950146-98-000594).

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*                            Positions and Offices with Depositor
-----------------                            ------------------------------------
Thomas J. McInerney                          Director and President

Shaun P. Mathews                             Director and Senior Vice President

Catherine H. Smith                           Director, Chief Financial Officer and Senior Vice President

Deborah Koltenuk                             Vice President, Treasurer and Corporate Controller

Therese M. Squillacote                       Vice President and Chief Compliance Officer

Kirk P. Wickman                              Vice President, General Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.


Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
Registrant
----------

    Incorporated herein by reference to Item 26 to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998 (Accession No. 0000950146-98-002092).

Item 27. Number of Contract Owners
----------------------------------

    As of December 31, 1998, there were 75,102 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification
------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:    *

  (1)                         (2)                       (3)                  (4)                   (5)

Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption or         Brokerage
Underwriter              Commissions                Annuitization         Commissions         Compensation**
-----------              -----------                -------------         -----------         --------------
Aetna Life Insurance                                  $_________                                $_________
and Annuity Company

*    To be filed by amendment.

** Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

              Aetna Life Insurance and Annuity Company
              151 Farmington Avenue
              Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-09515) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 26th day of February, 1999.

                                      VARIABLE ANNUITY ACCOUNT B OF AETNA
                                      LIFE INSURANCE AND ANNUITY COMPANY
                                          (Registrant)

                                By:   AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                          (Depositor)

                                By:   Thomas J. McInerney*
                                      ---------------------
                                      Thomas J. McInerney
                                      President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                          Title                                                               Date
---------                          -----                                                               ----
Thomas J. McInerney*               Director and President                                         )
--------------------------------   (principal executive officer)                                  )
Thomas J. McInerney                                                                               )
                                                                                                  )
Catherine H. Smith*                Director and Chief Financial Officer                           )   February
--------------------------------                                                                  )
Catherine H. Smith                                                                                )   26, 1999
                                                                                                  )
Shaun P. Mathews*                  Director                                                       )
--------------------------------                                                                  )
Shaun P. Mathews                                                                                  )
                                                                                                  )
Deborah Koltenuk*                  Vice President, Treasurer and Corporate Controller             )
--------------------------------                                                                  )
Deborah Koltenuk                                                                                  )


By: /s/ J. Neil McMurdie
   -----------------------------
    J. Neil McMurdie
   *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B

                                  EXHIBIT INDEX

Exhibit No.             Exhibit
-----------             -------
99-B.1                  Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company        *
                        establishing Variable Annuity Account B

99-B.3.1                Broker-Dealer Agreement                                                                 *

99-B.3.2                Alternative Form of Wholesaling Agreement and Related Selling Agreement                 *

99-B.4.1                Variable Annuity Contract (A050SP96)                                                    *

99-B.4.2                Form of Variable Annuity Contract A050SP99

                                                                                                           -------------

99-B.4.3                Form of Endorsement SPIAE99 to Variable Annuity Contract A050SP99

                                                                                                           -------------

99-B.4.4                Form of Endorsement SPIAEVW99 to Variable Annuity Contract A050SP99

                                                                                                           -------------

99-B.4.5                Form of Endorsement SPIAEW99 to Variable Annuity Contract A050SP99

                                                                                                           -------------

99-B.4.6                Form of Endorsement SPIAEVPG99 to Variable Annuity Contract A050SP99

                                                                                                           -------------

99-B.4.7                Form of Endorsement E401SP99 to Variable Annuity Contract A050SP99

                                                                                                           -------------

99-B.4.8                Form of Endorsement E403SP99 to Variable Annuity Contract A050SP99

                                                                                                           -------------

99-B.4.9                Form of Endorsement E457SP99 to Variable Annuity Contract A050SP99

                                                                                                           -------------

99-B.4.10               Form of Variable Annuity Contract SPIA(GR)-99

                                                                                                           -------------

99-B.4.11               Form of Variable Annuity Contract Certificate SPIA (GR)-99 CERT

                                                                                                           -------------
99-B.4.12               Form of Endorsement SPIAE(GR)99 to Variable Annuity Contract SPIA(GR)-99

                                                                                                           -------------

99-B.4.13               Form of Endorsement SPIAEVW99 to Variable Annuity Contract SPIA(GR)-99

                                                                                                           -------------

99-B.4.14               Form of Endorsement SPIAEW99 to Variable Annuity Contract SPIA(GR)-99

                                                                                                           -------------

99-B.4.15               Form of Endorsement SPIAEVPG99 to Variable Annuity Contract SPIA(GR)-99

                                                                                                           -------------

99-B.4.16               Form of Endorsement SPIAE401(GR)99 to Variable Annuity Contract SPIA(GR)-99

                                                                                                           -------------

99-B.4.17               Form of Endorsement SPIAE403(GR)99 to Variable Annuity Contract SPIA(GR)-99

                                                                                                           -------------

99-B.4.18               Form of Endorsement SPIAE457(GR)99 to Variable Annuity Contract SPIA(GR)-99

                                                                                                           -------------

99-B.4.19               Form of Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract SPIA(GR)-99

                                                                                                           -------------


*Incorporated by reference

Exhibit No.             Exhibit
-----------             -------
99-B.5.1                Variable Annuity Contract Application (82941-3(5/98))                                   *

99-B.5.2                Variable Annuity Contract Application (82950-2(NY)(5/98))                               *

99-B.6.1                Certificate of Incorporation of Aetna Life Insurance and Annuity Company                *

99-B.6.2                Amendment to Certificate of Incorporation of Aetna Life Insurance and Annuity           *
                        Company

99-B.6.3                By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company       *

99-B.8.1                Fund Participation Agreement between Aetna Life                                         *
                        Insurance and Annuity Company and AIM dated June 30, 1998

99-B.8.2                Service Agreement between Aetna Life Insurance and Annuity Company and AIM              *
                        effective June 30, 1998

99-B.8.3                Fund Participation Agreement by and among Aetna Life Insurance and Annuity              *
                        Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                        Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
                        Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
                        Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
                        Management, Inc. dated as of May 1, 1998
99-B.8.4                Amendment dated November 9, 1998 to Fund Participation Agreement by and among           *
                        Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                        Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
                        behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998

*Incorporated by reference

Exhibit No.             Exhibit
-----------             -------
99-B.8.5                Service Agreement between Aeltus Investment Management, Inc. and Aetna Life             *
                        Insurance and Annuity Company in connection with the sale of shares of Aetna
                        Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                        VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                        Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios,
                        Inc. on behalf of each of its series dated as of May 1, 1998

99-B.8.6                Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment         *
                        Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
                        Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
                        Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May
                        1, 1998

99-B.8.7                Fund Participation Agreement between Aetna Life Insurance and Annuity Company,           *
                        Variable Insurance Products Fund and Fidelity Distributors Corporation dated
                        February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                        January 1, 1996 and March 1, 1996

99-B.8.8                Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement             *
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                        Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                        December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.9                Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement              *
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                        Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                        December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996
                        and May 1, 1997

*Incorporated by reference

Exhibit No.             Exhibit
-----------             -------
99-B.8.10               Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement           *
                        between Aetna Life Insurance and Annuity Company, Variable Insurance Products
                        Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                        December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                        1996, May 1, 1997 and November 6, 1997

99-B.8.11               Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity         *
                        Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.12               Amendment dated January 1, 1997 to Service Agreement between Aetna Life                 *
                        Insurance and Annuity Company and Fidelity Investments Institutional Operations
                        Company dated as of November 1, 1995

99-B.8.13               Service Contract between Fidelity Distributors Corporation and Aetna Life               *
                        Insurance and Annuity Company dated May 2, 1997

99-B.8.14               Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance          *
                        and Annuity Company and Janus Capital Corporation dated December 8, 1997

99-B.8.15               Amendment dated October 12, 1998 to Fund Participation Agreement among Janus            *
                        Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital
                        Corporation dated December 8, 1997

99-B.8.16               Service Agreement between Janus Capital Corporation and Aetna Life Insurance and        *
                        Annuity Company dated December 8, 1997

99-B.8.17               Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance          *
                        and Annuity Company and Oppenheimer Variable Annuity Account Funds and
                        Oppenheimer Funds, Inc.

*Incorporated by reference

Exhibit No.             Exhibit
-----------             -------
99-B.8.18               Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc.        *
                        and Aetna Life Insurance and Annuity Company

99-B.9                  Opinion and Consent of Counsel                                                          **

99-B.10                 Consent of Independent Auditors                                                         **

99-B.13                 Schedule for Computation of Performance Data                                            *

99-B.15.1               Powers of Attorney
                                                                                                           -------------

99-B.15.2               Authorization for Signatures                                                            *

*Incorporated by reference
**To be filed by amendment